Balances and Transactions with Related Parties - Information about Related Party (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SGE [member] | Additional Injection of natural gas scheme [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[1],[2]	$ 26,223	$ 26,978	$ 13,417
Income / (Costs)	[1],[2]			12,840
SGE [member] | Natural gas production [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[3]	3,416	1,211
Income / (Costs)	[2],[3]	5,684	1,376
SGE [member] | Propane gas supply agreement [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[4]	155	282	190
Income / (Costs)	[2],[4]	657	347	191
SGE [member] | Bottle to bottle program [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[5]	166	192	162
Income / (Costs)	[2],[5]	7	107	119
SGE [member] | Distribution service of natural gas and undiluted propane gas through networks [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[6]	475
Income / (Costs)	[2],[6]	475
SGE [member] | Natural gas piping distribution service licensed companies [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[7]	172	1,255
Income / (Costs)	[2],[7]	995	3,447
SGE [member] | Temporary economic assistance to metrogas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[8]	4,417	3,535
Income / (Costs)	[2],[8]	361	4,149
Ministry of Transport [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[9]	2,056	3,044	840
Income / (Costs)	[2],[9]	5,923	9,192	5,402
Secretariat of Industry [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[2],[10]			24
Income / (Costs)	[2],[10]	688		188
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[11]	627	3,822	4,444
Income / (Costs)	[11]	6,650	18,029	17,569
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[12]	386	(444)	(316)
Income / (Costs)	[12]	(3,778)	(3,272)	(2,090)
IEASA [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[13]	5,041	4,326	698
Income / (Costs)	[13]	11,994	7,600	2,920
IEASA one [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[14]	(505)	(745)	(1,591)
Income / (Costs)	[14]	(462)	(1,156)	(214)
Aerolineas Argentinas SA and Austral Lineas Aereas Cielos del Sur SA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	[15]	5,033	3,454	946
Income / (Costs)	[15]	$ 16,036	8,710	4,300
Aerolineas Argentinas Sa And Austral Lineas Aereas Cielos Del Sur Sa [Member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)	[16]		$ (21)	$ (28)

[1]	Benefits for the Stimulus Programs for the Additional Injection of Natural Gas.
[2]	Income recognized under the guidelines of IAS 20.
[3]	Benefits for the Stimulus Program for Investments in Natural Gas Production Developments from Non-Conventional Reservoirs.
[4]	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks.
[5]	Benefits for the bottle-to-bottle program.
[6]	Benefits for recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas through networks.
[7]	Procedure to compensate for the lower income that Natural Gas Piping Distribution Service Licensed Companies receive from their users for the benefit of Metrogas.
[8]	Procedure to compensate the payment of the daily differences accumulated on a monthly basis between the price of the gas purchased by Natural Gas Piping Distribution Service Companies and the price of the natural gas included in the respective tariff schemes for the benefit of Metrogas.
[9]	The compensation for providing diesel to public transport of passengers at a differential price.
[10]	Incentive for domestic manufacturing of capital goods, for the benefit of AESA.
[11]	The provision of fuel oil and natural gas, and electric power generation corresponding to YPF EE until the date of loss of control by YPF.
[12]	Purchases of energy. As of December 31, 2019, the Group has a credit balance for energy purchases.
[13]	Sale of natural gas and provision of regasification service in the regasification projects of LNG in Escobar. Likewise, for the ten months period as of December 31, 2018 and for the fiscal year ended December 31, 2017, it also included the regasification projects of LNG in Bahía Blanca.
[14]	The purchase of natural gas and crude oil.
[15]	The provision of jet fuel.
[16]	The purchase of miles for the YPF Serviclub program.